Investment in Related Party (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 14, 2024	Dec. 31, 2024
Investment in Related Party [Line Items]
Acquired shares		2,100,000
Acquired Additional Issued Shares	500
Ownership percentage		8.86%
Accustem Sciences Inc [Member]
Investment in Related Party [Line Items]
Share price		$ 0.45
Finance expense		$ 238
OKYO Pharma Ltd [Member]
Investment in Related Party [Line Items]
Share price		$ 1.15
Finance expense		$ 727